Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares outstanding, beginning balance	8,504
Number of shares weighted average grant date fair value, beginning balance	$ 95.40
Number of Shares Outstanding, Awarded/Granted	17,176	8,504
Number of shares weighted average grant date fair value, awarded/granted	$ 52.20	$ 95.40
Number of Shares Outstanding, Number of Shares Outstanding, Issued	(8,504)
Number of shares weighted average grant date fair value, Number of Shares Outstanding, Issued	$ 95.40
Number of Shares Outstanding, Forfeited
Number of shares weighted average grant date fair value forfeited
Number of shares outstanding, ending balance	17,176	8,504
Number of shares weighted average grant date fair value, ending balance	$ 52.20	$ 95.40